                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2013
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2013

SUNAMERICA
Equity Funds

        MARCH 31, 2013                                        SEMI-ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND (SIEAX)

SUNAMERICA VALUE FUND (SSVAX)

SUNAMERICA JAPAN FUND (SAESX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 10
        PORTFOLIO OF INVESTMENTS.................................... 13
        NOTES TO FINANCIAL STATEMENTS............................... 22

        SHAREHOLDER LETTER -- (UNAUDITED)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Equity Funds for the six months ended March 31, 2013. It was a period wherein U.S. and international equity performance was generally strong overall; however, volatility also presented itself.

As the semi-annual period began in October 2012, the U.S. equity market experienced a pullback. Despite strong housing data and an encouraging drop in the unemployment rate, investors focused on disappointing corporate revenue results and worries that the divisive political atmosphere in Washington, D.C. might prevent Congress from reaching a deal on the then-looming fiscal cliff. Also pressuring the U.S. equity market was the worst storm in decades battering the East Coast. The U.S. equity market subsequently regained momentum in November 2012, as election day largely preserved the status quo in the White House and Congress, and economic data showed signs of improvement. In December 2012, the Federal Reserve (the "Fed") provided a boost to equities after announcing further monetary accommodation and shifts in its policy regarding rate guidance. The Fed said that short-term interest rates would remain near zero as long as unemployment remains above 6.5% and inflation stays in check.

International equities rallied during the fourth quarter of 2012 despite a host of weak economic data points. The Eurozone fell into recession for the second time in four years, and the unemployment rate there climbed to 11.7%, a new record. However, optimism generated from the European Central Bank's ("ECB") bond-buying program and the resolution of a deal on reducing Greece's debt encouraged investors. The export-driven economies of the Pacific Basin surged as well, led by Japan. Housing starts in Japan rebounded sharply on a year-over-year basis, partly owing to earthquake-related rebuilding efforts. Investors also cheered the election of Prime Minister Shinzo Abe, as he vowed to pursue aggressive monetary easing to end deflation and get the Japanese economy growing again.

U.S. equities then finished the first quarter of 2013 at a new record high. The rally began on the first trading day of the year after a last-minute compromise by the U.S. Congress averted the fiscal cliff. Optimism was furthered by better than expected corporate earnings, a robust housing market and a steadily improving employment picture. Investors also took solace from Fed Chair Bernanke's defense of the central bank's quantitative easing measures, lessening fears that the asset purchasing program would end earlier than expected. European equities also rallied during the first quarter of 2013, despite a banking crisis in Cyprus, political paralysis in Italy and a number of tepid economic data points, including five consecutive quarters of economic contraction and an unemployment rate that rose to 11.9%, the highest reading on record. However, the credible backstop provided by the ECB's Outright Monetary Transactions program eased fears. Japanese stocks once again led the Pacific Basin region's rally, as investors' honeymoon with pro-business Prime Minister Abe continued. In his first major action since taking office, Abe announced a $116 billion spending program aimed at reversing deflation and fueling economic growth. Market participants also applauded the nomination of Asian Development Bank President Haruhiko Kuroda as Japan's new central bank chief, a move that pointed to continued monetary stimulus. On the economic front, it was reported that Japan's annualized Gross Domestic Product ("GDP") growth had resumed in the fourth quarter of 2012, and consumer confidence rose to its highest level since mid-2007. The yen's more than 20% decline against the U.S. dollar during the semi-annual period improved the outlook for Japanese exporters, but did reduce equity returns expressed in U.S. dollars.

Against this backdrop, U.S. equities, as measured by the S&P 500(R) Index*, returned 10.19% for the six months ended March 31, 2013. International equities, as measured by the MSCI All Country (AC) World ex-U.S. Index*, only modestly lagged the U.S. equity market, returning 9.20% for the same six-month period; while Japanese equities, as measured by the MSCI Japan Index*, returned 18.08%.

Amid these conditions, each of the portfolios in the SunAmerica Equity Funds generated positive gains during the semi-annual period. On the following pages, you will find detailed financials statements and portfolio information for each of the SunAmerica Equity Funds.

We thank you for being a part of the SunAmerica Equity Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or www.safunds.com.

Sincerely,

THE SUNAMERICA EQUITY FUNDS INVESTMENT PROFESSIONALS

 Steve Neimeth        Jun Oh               Brendan Voege        Timothy Campion
 Sarah Kallok         Ben Barrett          Mike Beaulieu        Kara Murphy
 Jay Merchant         Chris Kagaoan        Jennifer Coombs      Jane Bayar
 Jayme Liesiewski     Kei Yamamoto



--------
Past performance is no guarantee of future results.

*The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY (AC) WORLD EX-U.S. INDEX is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of 47 global developed and emerging markets, excluding the U.S. The MSCI JAPAN INDEX is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. Indices are not managed and an investor cannot invest directly in an index.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2013 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees* (applicable to Class A shares of SunAmerica International Dividend Strategy Fund and SunAmerica Japan Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2012 and held until March 31, 2013.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2013" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended March 31, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2013" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended March 31, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2013" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees* (applicable to Class A shares of SunAmerica International Dividend Strategy Fund and SunAmerica Japan Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

--------
*See Note 13

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2013 -- (UNAUDITED) (CONTINUED)

                                                        ACTUAL                                 HYPOTHETICAL
                                       ----------------------------------------- -----------------------------------------
                                                                                               ENDING ACCOUNT
                                                     ENDING ACCOUNT EXPENSE PAID               VALUE USING A  EXPENSE PAID
                                                      VALUE USING    DURING THE                 HYPOTHETICAL   DURING THE
                                         BEGINNING       ACTUAL      SIX MONTHS    BEGINNING     5% ASSUMED    SIX MONTHS
                                       ACCOUNT VALUE   RETURN AT       ENDED     ACCOUNT VALUE   RETURN AT       ENDED
                                       AT OCTOBER 1,   MARCH 31,     MARCH 31,   AT OCTOBER 1,   MARCH 31,     MARCH 31,
FUND                                       2012           2013          2013         2012           2013          2013
----                                   ------------- -------------- ------------ ------------- -------------- ------------
INTERNATIONAL DIVIDEND STRATEGY FUND#
  Class A.............................   $1,000.00     $1,029.75       $ 9.61      $1,000.00     $1,015.46       $ 9.55
  Class B.............................   $1,000.00     $1,026.73       $12.89      $1,000.00     $1,012.22       $12.79
  Class C.............................   $1,000.00     $1,026.75       $12.89      $1,000.00     $1,012.22       $12.79
  Class I.............................   $1,000.00     $1,029.85       $ 9.11      $1,000.00     $1,015.96       $ 9.05
VALUE FUND
  Class A.............................   $1,000.00     $1,109.21       $ 8.36      $1,000.00     $1,017.00       $ 8.00
  Class B#............................   $1,000.00     $1,105.43       $11.97      $1,000.00     $1,013.56       $11.45
  Class C#............................   $1,000.00     $1,104.93       $11.97      $1,000.00     $1,013.56       $11.45
  Class Z.............................   $1,000.00     $1,112.78       $ 4.95      $1,000.00     $1,020.24       $ 4.73
JAPAN FUND#
  Class A.............................   $1,000.00     $1,140.25       $10.14      $1,000.00     $1,015.46       $ 9.55
  Class B.............................   $1,000.00     $1,134.74       $13.57      $1,000.00     $1,012.22       $12.79
  Class C.............................   $1,000.00     $1,136.57       $13.58      $1,000.00     $1,012.22       $12.79




                                        EXPENSE
                                         RATIO
                                         AS OF
                                       MARCH 31,
FUND                                     2013
----                                   ---------
INTERNATIONAL DIVIDEND STRATEGY FUND#
  Class A.............................   1.90%
  Class B.............................   2.55%
  Class C.............................   2.55%
  Class I.............................   1.80%
VALUE FUND
  Class A.............................   1.59%
  Class B#............................   2.28%
  Class C#............................   2.28%
  Class Z.............................   0.94%
JAPAN FUND#
  Class A.............................   1.90%
  Class B.............................   2.55%
  Class C.............................   2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (1) (International Dividend Strategy Fund and Japan Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2013" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2013" and "Expense Ratios" would have been lower.
(1)See Note 13

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2013 -- (UNAUDITED)

                                                                                 INTERNATIONAL
                                                                                   DIVIDEND
                                                                                 STRATEGY FUND   VALUE FUND    JAPAN FUND
                                                                                 -------------  ------------  -----------
ASSETS:
Investments at value (unaffiliated)*............................................ $  95,187,478  $111,544,400  $20,184,108
Repurchase agreements (cost approximates value).................................     2,066,000     6,875,000           --
                                                                                 -------------  ------------  -----------
 Total investments..............................................................    97,253,478   118,419,400   20,184,108
                                                                                 -------------  ------------  -----------
Cash............................................................................           198        28,412      118,828
Foreign cash*...................................................................       263,718            --      169,415
Receivable for:
 Fund shares sold...............................................................       760,647         1,169      172,629
 Dividends and interest.........................................................       622,910       135,158      174,940
 Investments sold...............................................................            --     1,441,492      298,618
Prepaid expenses and other assets...............................................           340         8,933          137
Due from investment adviser for expense reimbursements/fee waivers..............        24,739         1,659       12,541
                                                                                 -------------  ------------  -----------
Total assets....................................................................    98,926,030   120,036,223   21,131,216
                                                                                 -------------  ------------  -----------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................        56,391        91,161       18,889
 Investments purchased..........................................................            --     5,526,223       94,364
 Investment advisory and management fees........................................        84,312        72,596       20,144
 Distribution and service maintenance fees......................................        42,858        44,967        6,515
 Transfer agent fees and expenses...............................................        27,927        41,459        4,983
 Trustees' fees and expenses....................................................         2,476         3,708          951
 Other accrued expenses.........................................................       132,847        87,921       56,905
                                                                                 -------------  ------------  -----------
Total liabilities...............................................................       346,811     5,868,035      202,751
                                                                                 -------------  ------------  -----------
Net Assets...................................................................... $  98,579,219  $114,168,188  $20,928,465
                                                                                 =============  ============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value.................................. $      91,247  $     79,395  $    29,389
Paid-in capital.................................................................   200,086,811   177,034,945   19,651,795
                                                                                 -------------  ------------  -----------
                                                                                   200,178,058   177,114,340   19,681,184
Accumulated undistributed net investment income (loss)..........................      (534,231)      219,069      (42,173)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange
 transactions...................................................................  (101,393,334)  (74,883,170)    (214,258)
Unrealized appreciation (depreciation) on investments...........................       341,212    11,717,949    1,504,395
Unrealized foreign exchange gain (loss) on other assets and liabilities.........       (12,486)           --         (683)
                                                                                 -------------  ------------  -----------
Net Assets...................................................................... $  98,579,219  $114,168,188  $20,928,465
                                                                                 =============  ============  ===========
*Cost
 Investments (unaffiliated)..................................................... $  94,846,266  $ 99,826,451  $18,679,713
                                                                                 =============  ============  ===========
 Foreign cash................................................................... $     265,661  $         --  $   169,880
                                                                                 =============  ============  ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2013 -- (UNAUDITED) (CONTINUED)

                                                                                 INTERNATIONAL
                                                                                   DIVIDEND
                                                                                 STRATEGY FUND VALUE FUND  JAPAN FUND
                                                                                 ------------- ----------- -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................  $72,834,138  $93,935,525 $20,107,148
Shares of beneficial interest issued and outstanding............................    6,593,984    6,452,574   2,820,368
Net asset value and redemption price per share..................................  $     11.05  $     14.56 $      7.13
Maximum sales charge (5.75% of offering price)..................................  $      0.67  $      0.89 $      0.43
                                                                                  -----------  ----------- -----------
Maximum offering price to public................................................  $     11.72  $     15.45 $      7.56
                                                                                  ===========  =========== ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................  $ 5,222,108  $ 4,963,831 $   201,277
Shares of beneficial interest issued and outstanding............................      514,936      364,031      29,038
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)...................................  $     10.14  $     13.64 $      6.93
                                                                                  ===========  =========== ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................  $19,312,874  $15,216,680 $   620,040
Shares of beneficial interest issued and outstanding............................    1,907,072    1,119,507      89,510
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)...................................  $     10.13  $     13.59 $      6.93
                                                                                  ===========  =========== ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................  $ 1,210,099  $        -- $        --
Shares of beneficial interest issued and outstanding............................      108,678           --          --
Net asset value, offering and redemption price per share........................  $     11.13  $        -- $        --
                                                                                  ===========  =========== ===========
CLASS Z (UNLIMITED SHARES AUTHORIZED):
Net assets......................................................................  $        --  $    52,152 $        --
Shares of beneficial interest issued and outstanding............................           --        3,407          --
Net asset value, offering and redemption price per share........................  $        --  $     15.31 $        --
                                                                                  ===========  =========== ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF OPERATIONS -- MARCH 31, 2013 -- (UNAUDITED)

                                                                                  INTERNATIONAL
                                                                                    DIVIDEND
                                                                                  STRATEGY FUND  VALUE FUND  JAPAN FUND
                                                                                  ------------- -----------  ----------
INVESTMENT INCOME:
 Dividends (unaffiliated)........................................................  $1,255,293   $ 1,389,019  $  190,268
 Interest (unaffiliated).........................................................       8,368           325          --
                                                                                   ----------   -----------  ----------
   Total investment income*......................................................   1,263,661     1,389,344     190,268
                                                                                   ----------   -----------  ----------
EXPENSES:
 Investment advisory and management fees.........................................     403,400       410,965     116,039
 Distribution and service maintenance fees:
   Class A.......................................................................     103,449       156,874      34,221
   Class B.......................................................................      24,745        25,138         951
   Class C.......................................................................      76,735        74,088       2,178
 Service Fees Class I............................................................       1,588            --          --
 Transfer agent fees and expenses:
   Class A.......................................................................      76,768       113,996      22,547
   Class B.......................................................................       7,567         8,910         667
   Class C.......................................................................      19,821        18,849         912
   Class I.......................................................................       1,477            --          --
 Registration fees:
   Class A.......................................................................      21,070        20,074       6,185
   Class B.......................................................................       9,988         7,186       3,297
   Class C.......................................................................       9,430         7,681       3,363
   Class I.......................................................................          --            --          --
 Custodian and accounting fees...................................................      79,729        25,838      24,080
 Reports to shareholders.........................................................      29,868        29,774       2,218
 Audit and tax fees..............................................................      25,135        23,449      26,944
 Legal fees......................................................................      24,678         7,611       7,300
 Directors' fees and expenses....................................................       2,934         3,082       1,096
 Interest expense................................................................          --            --         134
 Other expenses..................................................................      12,552        12,273      10,985
                                                                                   ----------   -----------  ----------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments, custody credits and fees paid indirectly........................     930,934       945,788     263,117
   Net (Fees waived and expenses reimbursed)/recouped by investment adviser
    (Note 3).....................................................................     (99,147)       (8,529)    (69,343)
   Custody credits earned on cash balances.......................................          --            (3)         --
   Fees paid indirectly (Note 4).................................................          --        (9,625)         --
                                                                                   ----------   -----------  ----------
   Net expenses..................................................................     831,787       927,631     193,774
                                                                                   ----------   -----------  ----------
Net investment income (loss).....................................................     431,874       461,713      (3,506)
                                                                                   ----------   -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)...........................     146,900     7,112,736     (24,693)
Net realized foreign exchange gain (loss) on other assets and liabilities........       9,037            --     (11,926)
                                                                                   ----------   -----------  ----------
Net realized gain (loss) on investments and foreign currencies...................     155,937     7,112,736     (36,619)
                                                                                   ----------   -----------  ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...     282,054     3,742,508   2,645,749
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities.....................................................................     (11,100)           --      (2,691)
                                                                                   ----------   -----------  ----------
Net unrealized gain (loss) on investments and foreign currencies.................     270,954     3,742,508   2,643,058
                                                                                   ----------   -----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies....     426,891    10,855,244   2,606,439
                                                                                   ----------   -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................  $  858,765   $11,316,957  $2,602,933
                                                                                   ==========   ===========  ==========
--------
* Net of foreign withholding taxes on interest and dividends of..................  $  186,779   $     2,357  $   14,625
                                                                                   ==========   ===========  ==========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF CHANGES IN NET ASSETS -- MARCH 31, 2013

                                      INTERNATIONAL DIVIDEND
                                          STRATEGY FUND                VALUE FUND                  JAPAN FUND
                                    -------------------------  --------------------------  -------------------------
                                    FOR THE SIX                FOR THE SIX                 FOR THE SIX
                                    MONTHS ENDED FOR THE YEAR  MONTHS ENDED  FOR THE YEAR  MONTHS ENDED FOR THE YEAR
                                     MARCH 31,       ENDED      MARCH 31,        ENDED      MARCH 31,       ENDED
                                        2013     SEPTEMBER 30,     2013      SEPTEMBER 30,     2013     SEPTEMBER 30,
                                    (UNAUDITED)      2012      (UNAUDITED)       2012      (UNAUDITED)      2012
                                    ------------ ------------- ------------  ------------- ------------ -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)...... $   431,874   $ 1,309,087  $    461,713  $    754,515  $    (3,506) $    126,503
 Net realized gain (loss) on
   investments and foreign
   currencies......................     155,937    (6,737,866)    7,112,736     3,765,375      (36,619)      497,689
 Net unrealized gain (loss) on
   investments and foreign
   currencies......................     270,954    11,471,568     3,742,508    22,892,776    2,643,058       562,077
                                    -----------   -----------  ------------  ------------  -----------  ------------
Net increase (decrease) in net
 assets resulting from operations..     858,765     6,042,789    11,316,957    27,412,666    2,602,933     1,186,269
                                    -----------   -----------  ------------  ------------  -----------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)...    (859,382)   (1,234,410)     (743,703)     (898,865)    (470,762)      (47,904)
 Net investment income (Class B)...     (78,446)      (64,930)       (4,399)      (27,012)      (3,078)           --
 Net investment income (Class C)...    (228,273)     (173,790)      (36,119)      (88,986)      (6,981)           --
 Net investment income (Class I)...     (21,274)      (33,449)           --            --           --            --
 Net investment income (Class Z)...          --            --        (1,988)       (3,390)          --            --
 Net realized gain on securities
   (Class A).......................          --            --            --            --           --    (4,495,773)
 Net realized gain on securities
   (Class B).......................          --            --            --            --           --       (55,170)
 Net realized gain on securities
   (Class C).......................          --            --            --            --           --      (160,446)
 Net realized gain on securities
   (Class I).......................          --            --            --            --           --            --
 Net realized gain on securities
   (Class Z).......................          --            --            --            --           --            --
                                    -----------   -----------  ------------  ------------  -----------  ------------
Total distributions to shareholders  (1,187,375)   (1,506,579)     (786,209)   (1,018,253)    (480,821)   (4,759,293)
                                    -----------   -----------  ------------  ------------  -----------  ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 7).......  29,166,766    (4,916,682)   (6,595,972)  (32,552,724)  (2,543,367)   (7,572,688)
                                    -----------   -----------  ------------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS............................  28,838,156      (380,472)    3,934,776    (6,158,311)    (421,255)  (11,145,712)

NET ASSETS:
Beginning of period................  69,741,063    70,121,535   110,233,412   116,391,723   21,349,720    32,495,432
                                    -----------   -----------  ------------  ------------  -----------  ------------
End of period+..................... $98,579,219   $69,741,063  $114,168,188  $110,233,412  $20,928,465  $ 21,349,720
                                    ===========   ===========  ============  ============  ===========  ============
--------
+ Includes accumulated
 undistributed net investment
 income (loss)..................... $  (534,231)  $   221,270  $    219,069  $    543,565  $   (42,173) $    442,154
                                    ===========   ===========  ============  ============  ===========  ============

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS

                                                                INTERNATIONAL DIVIDEND STRATEGY FUND
                                                                ------------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                        DISTRI-                        NET               NET
               ASSET      NET        (BOTH                DIVIDENDS  BUTIONS                       ASSET            ASSETS
               VALUE   INVESTMENT  REALIZED    TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE            END OF
             BEGINNING   INCOME       AND      INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED)  OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- -----------  ---------- ---------- ------- ------------- ------- ------ --------- --------
                                                                               CLASS A
-
09/30/08      $19.80     $ 0.17     $(5.85)      $(5.68)    $   --   $(1.68)    $   --     $(1.68) $12.44  (31.34)% $ 46,384
09/30/09       12.44       0.10      (0.71)(5)    (0.61)     (0.22)      --      (0.03)     (0.25)  11.58   (4.28)   122,343
09/30/10       11.58      (0.01)      0.33         0.32      (0.00)      --      (0.06)     (0.06)  11.84    2.79    100,990
09/30/11       11.84       0.08      (1.64)       (1.56)     (0.00)      --         --      (0.00)  10.28  (13.17)    50,177
09/30/12       10.28       0.23       0.66         0.89      (0.26)      --         --      (0.26)  10.91    8.77     51,309
03/31/13(6)    10.91       0.07       0.25         0.32      (0.18)      --         --      (0.18)  11.05    2.98     72,834
                                                                               CLASS B
-
09/30/08       18.44       0.04      (5.36)       (5.32)        --    (1.68)        --      (1.68)  11.44  (31.72)     9,279
09/30/09       11.44       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.72   (4.85)    12,960
09/30/10       10.72      (0.09)      0.31         0.22         --       --         --         --   10.94    2.05      8,815
09/30/11       10.94      (0.02)     (1.49)       (1.51)        --       --         --         --    9.43  (13.80)     5,130
09/30/12        9.43       0.13       0.62         0.75      (0.14)      --         --      (0.14)  10.04    7.97      4,572
03/31/13(6)    10.04       0.02       0.25         0.27      (0.17)      --         --      (0.17)  10.14    2.67      5,222
                                                                               CLASS C
-
09/30/08       18.42       0.05      (5.37)       (5.32)        --    (1.68)        --      (1.68)  11.42  (31.77)    14,221
09/30/09       11.42       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.70   (4.86)    25,123
09/30/10       10.70      (0.09)      0.32         0.23         --       --         --         --   10.93    2.15     19,763
09/30/11       10.93      (0.02)     (1.49)       (1.51)        --       --         --         --    9.42  (13.82)    13,190
09/30/12        9.42       0.14       0.61         0.75      (0.14)      --         --      (0.14)  10.03    7.98     12,571
03/31/13(6)    10.03       0.03       0.24         0.27      (0.17)      --         --      (0.17)  10.13    2.68     19,313
                                                                               CLASS I
-
09/30/08       19.96       0.17      (5.89)       (5.72)        --    (1.68)        --      (1.68)  12.56  (31.29)     4,964
09/30/09       12.56       0.09      (0.70)(5)    (0.61)     (0.25)      --      (0.03)     (0.28)  11.67   (4.12)     4,799
09/30/10       11.67      (0.02)      0.35         0.33      (0.01)      --      (0.06)     (0.07)  11.93    2.80      2,600
09/30/11       11.93       0.08      (1.65)       (1.57)     (0.00)      --         --      (0.00)  10.36  (13.13)     1,625
09/30/12       10.36       0.24       0.66         0.90      (0.27)      --         --      (0.27)  10.99    8.84      1,289
03/31/13(6)    10.99       0.07       0.26         0.33      (0.19)      --         --      (0.19)  11.13    2.98      1,210



                  RATIO
                 OF NET
 RATIO OF      INVESTMENT
 EXPENSES     INCOME (LOSS)
TO AVERAGE     TO AVERAGE      PORTFOLIO
NET ASSETS     NET ASSETS      TURNOVER
----------    -------------    ---------


   1.90%(4)        0.98%(4)       199%
   1.89(3)(4)      1.14(3)(4)     431
   1.85(4)        (0.11)(4)       295
   1.84            0.63           262
   1.90(3)         2.07(3)        248
   1.90(3)(7)      1.25(3)(7)      11


   2.55(3)(4)      0.25(3)(4)     199%
   2.55(3)(4)      0.36(3)(4)     431
   2.55(3)(4)     (0.86)(3)(4)    295
   2.55(3)        (0.18)(3)       262
   2.55(3)         1.29(3)        248
   2.55(3)(7)      0.49(3)(7)      11


   2.55(3)(4)      0.31(3)(4)     199%
   2.55(3)(4)      0.41(3)(4)     431
   2.55(3)(4)     (0.82)(3)(4)    295
   2.55(3)        (0.14)(3)       262
   2.55(3)         1.38(3)        248
   2.55(3)(7)      0.57(3)(7)      11


   1.80(3)(4)      1.01(3)(4)     199%
   1.80(3)(4)      0.95(3)(4)     431
   1.80(3)(4)     (0.16)(3)(4)    295
   1.80(3)         0.59(3)        262
   1.80(3)         2.14(3)        248
   1.80(3)(7)      1.22(3)(7)      11

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                         09/30/08 09/30/09 09/30/10 09/30/11 09/30/12 03/31/13(6)(7)
                                         -------- -------- -------- -------- -------- --------------
International Dividend Strategy Class A.    -- %    0.00%     -- %     -- %    0.25%       0.21%
International Dividend Strategy Class B.   0.06     0.22     0.11     0.07     0.53        0.59
International Dividend Strategy Class C.   0.01     0.08     0.02    (0.00)    0.33        0.27
International Dividend Strategy Class I.   0.09     0.27     0.01    (0.09)    0.17        0.12

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/08 09/30/09 09/30/10
                                               -------- -------- --------
      International Dividend Strategy Class A.   0.00%    0.00%    0.01%
      International Dividend Strategy Class B.   0.00     0.00     0.00
      International Dividend Strategy Class C.   0.00     0.00     0.01
      International Dividend Strategy Class I.   0.00     0.00     0.00

(5)Includes the effect of a merger.
(6)Unaudited
(7)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                             VALUE FUND
                                                                             ----------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRI-                        NET               NET
               ASSET      NET        (BOTH               DIVIDENDS  BUTIONS                       ASSET            ASSETS
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE            END OF
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ --------- --------
                                                                              CLASS A
-
09/30/08      $19.32     $ 0.19     $(3.86)     $(3.67)    $(0.21)  $(2.70)      $--      $(2.91) $12.74  (21.70)% $ 77,903
09/30/09       12.74       0.16      (1.88)      (1.72)     (0.23)      --        --       (0.23)  10.79  (13.24)    52,112
09/30/10       10.79       0.14       0.30(5)     0.44      (0.07)      --        --       (0.07)  11.16    4.13    122,673
09/30/11       11.16       0.08      (0.70)      (0.62)     (0.06)      --        --       (0.06)  10.48   (5.63)    94,560
09/30/12       10.48       0.10       2.79        2.89      (0.13)      --        --       (0.13)  13.24   27.84     90,132
03/31/13(7)    13.24       0.07       1.36        1.43      (0.11)      --        --       (0.11)  14.56   10.92     93,936
                                                                              CLASS B
-
09/30/08       18.24       0.09      (3.62)      (3.53)     (0.10)   (2.70)       --       (2.80)  11.91  (22.16)    21,304
09/30/09       11.91       0.10      (1.76)      (1.66)     (0.14)      --        --       (0.14)  10.11  (13.78)    11,213
09/30/10       10.11      (0.00)      0.35(5)     0.35      (0.02)      --        --       (0.02)  10.44    3.43     12,416
09/30/11       10.44      (0.01)     (0.66)      (0.67)        --       --        --          --    9.77   (6.42)     6,732
09/30/12        9.77       0.01       2.61        2.62      (0.04)      --        --       (0.04)  12.35   26.92      5,277
03/31/13(7)    12.35       0.02       1.28        1.30      (0.01)      --        --       (0.01)  13.64   10.54      4,964
                                                                              CLASS C
-
09/30/08       18.24       0.09      (3.62)      (3.53)     (0.10)   (2.70)       --       (2.80)  11.91  (22.16)    14,194
09/30/09       11.91       0.09      (1.76)      (1.67)     (0.14)      --        --       (0.14)  10.10  (13.86)     9,386
09/30/10       10.10      (0.00)      0.35(5)     0.35      (0.02)      --        --       (0.02)  10.43    3.44     21,389
09/30/11       10.43      (0.01)     (0.65)      (0.66)        --       --        --          --    9.77   (6.33)    14,941
09/30/12        9.77       0.01       2.61        2.62      (0.06)      --        --       (0.06)  12.33   26.95     14,688
03/31/13(7)    12.33       0.02       1.27        1.29      (0.03)      --        --       (0.03)  13.59   10.49     15,217
                                                                              CLASS Z
-
09/30/08       20.16       0.29      (4.05)      (3.76)     (0.28)   (2.70)       --       (2.98)  13.42  (21.28)    25,827
09/30/09       13.42       0.22      (1.98)      (1.76)     (0.30)      --        --       (0.30)  11.36  (12.75)    21,138
09/30/10       11.36       0.15       0.38(5)     0.53      (0.11)      --        --       (0.11)  11.78    4.72     22,591
09/30/11       11.78       0.19      (0.77)      (0.58)     (0.13)      --        --       (0.13)  11.07   (5.03)       159
09/30/12       11.07       0.19       2.94        3.13      (0.24)      --        --       (0.24)  13.96   28.63        137
03/31/13(7)    13.96       0.13       1.42        1.55      (0.20)      --        --       (0.20)  15.31   11.28         52



                   RATIO
                  OF NET
  RATIO OF      INVESTMENT
  EXPENSES     INCOME (LOSS)
 TO AVERAGE     TO AVERAGE     PORTFOLIO
NET ASSETS(4)  NET ASSETS(4)   TURNOVER
-------------  -------------   ---------


    1.63%(3)        1.23%(3)      207%
    1.63(3)         1.68(3)       204
    1.61(3)         0.64(3)       157(6)
    1.50(3)         0.67(3)       231
    1.53            0.80          214
    1.59(8)         0.95(8)        96


    2.28(3)         0.58(3)       207%
    2.28(3)         1.06(3)       204
    2.28(3)        (0.02)(3)      157(6)
    2.28(3)        (0.13)(3)      231
    2.28(3)         0.08(3)       214
    2.28(3)(8)      0.27(3)(8)     96


    2.28(3)         0.58(3)       207%
    2.28(3)         1.02(3)       204
    2.28(3)        (0.02)(3)      157(6)
    2.26(3)        (0.10)(3)      231
    2.26            0.08          214
    2.28(3)(8)      0.25(3)(8)     96


    1.06(3)         1.81(3)       207%
    1.06(3)         2.20(3)       204
    0.98(3)         1.26(3)       157(6)
    0.87(3)         1.05(3)       231
    0.92            1.45          214
    0.94(8)         1.73(8)        96

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                         09/30/08 09/30/09 09/30/10 09/30/11 09/30/12 03/31/13(7)(8)
                                         -------- -------- -------- -------- -------- --------------
Value Class A...........................   0.11%    0.21%   (0.10)%  (0.02)%    -- %        -- %
Value Class B...........................   0.14     0.29     0.01    (0.04)    0.13        0.30
Value Class C...........................   0.14     0.28    (0.08)   (0.08)      --        0.01
Value Class Z...........................   0.10     0.13    (0.09)   (0.00)      --          --

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/08 09/30/09 09/30/10 09/30/11 09/30/12 03/31/13(7)(8)
                                         -------- -------- -------- -------- -------- --------------
Value Class A...........................   0.03%    0.02%    0.01%    0.01%    0.00%       0.02%
Value Class B...........................   0.03     0.02     0.01     0.01     0.00        0.02
Value Class C...........................   0.03     0.02     0.01     0.01     0.00        0.02
Value Class Z...........................   0.03     0.02     0.01     0.00     0.00        0.02

(5)Includes the effect of a merger.
(6)Excludes purchases due to a fund merger.
(7)Unaudited
(8)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                            JAPAN FUND
                                                                            ----------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRI-                        NET                 NET
               ASSET      NET        (BOTH               DIVIDENDS  BUTIONS                       ASSET              ASSETS
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE              END OF
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ ---------   -------
                                                                             CLASS A
09/30/08      $14.00     $(0.00)    $(5.52)     $(5.52)    $   --   $(0.13)    $(0.01)    $(0.14) $8.34   (39.79)%   $16,830
09/30/09        8.34       0.01      (0.01)       0.00      (0.00)      --         --      (0.00)  8.34     0.02(4)   68,492
09/30/10        8.34      (0.02)      1.07        1.05      (0.29)      --         --      (0.29)  9.10    13.01      58,538
09/30/11        9.10       0.00      (1.11)      (1.11)     (0.26)      --         --      (0.26)  7.73   (12.68)     31,292
09/30/12        7.73       0.04       0.02        0.06      (0.01)   (1.37)        --      (1.38)  6.41     1.38      20,714
03/31/13(5)     6.41      (0.00)      0.88        0.88      (0.16)      --         --      (0.16)  7.13    14.03      20,107
                                                                             CLASS B
09/30/08       13.88      (0.08)     (5.45)      (5.53)        --    (0.13)     (0.01)     (0.14)  8.21   (40.21)        633
09/30/09        8.21      (0.04)      0.00       (0.04)        --       --         --         --   8.17    (0.49)(4)     313
09/30/10        8.17      (0.07)      1.04        0.97      (0.22)      --         --      (0.22)  8.92    12.16         377
09/30/11        8.92      (0.05)     (1.09)      (1.14)     (0.23)      --         --      (0.23)  7.55   (13.24)        316
09/30/12        7.55      (0.01)      0.04        0.03         --    (1.37)        --      (1.37)  6.21     0.87         197
03/31/13(5)     6.21      (0.02)      0.84        0.82      (0.10)      --         --      (0.10)  6.93    13.47         201
                                                                             CLASS C
09/30/08       13.88      (0.09)     (5.44)      (5.53)        --    (0.13)     (0.01)     (0.14)  8.21   (40.20)      2,199
09/30/09        8.21      (0.04)     (0.01)      (0.05)        --       --         --         --   8.16    (0.61)(4)     724
09/30/10        8.16      (0.07)      1.05        0.98      (0.22)      --         --      (0.22)  8.92    12.30         691
09/30/11        8.92      (0.04)     (1.11)      (1.15)     (0.23)      --         --      (0.23)  7.54   (13.35)        888
09/30/12        7.54      (0.02)      0.05        0.03         --    (1.37)        --      (1.37)  6.20     0.85         438
03/31/13(5)     6.20      (0.00)      0.83        0.83      (0.10)      --         --      (0.10)  6.93    13.66         620



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES    INCOME (LOSS)
 TO AVERAGE    TO AVERAGE   PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------

    1.90%         (0.04)%       93%
    1.90           0.19        148
    1.90          (0.24)        77
    1.90           0.04         79
    1.90           0.52        192
    1.90(6)       (0.03)(6)     57

    2.55          (0.68)        93%
    2.55          (0.53)       148
    2.55          (0.85)        77
    2.55          (0.55)        79
    2.55          (0.16)       192
    2.55(6)       (0.63)(6)     57

    2.55          (0.78)        93%
    2.55          (0.58)       148
    2.55          (0.86)        77
    2.55          (0.48)        79
    2.55          (0.23)       192
    2.55(6)       (0.10)(6)     57

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets) (See Note 3):

                                         09/30/08 09/30/09 09/30/10 09/30/11 09/30/12 03/31/13(5)(6)
                                         -------- -------- -------- -------- -------- --------------
Japan Class A...........................   0.54%    0.31%    0.18%    0.27%    0.59%       0.61%
Japan Class B...........................   1.53     4.07     5.60     3.06     6.15        4.49
Japan Class C...........................   0.77     1.68     2.66     1.19     2.80        2.29

(4)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.
(5)Unaudited
(6)Annualized

See Notes to Financial Statements

        SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND
        PORTFOLIO PROFILE -- MARCH 31, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Telephone-Integrated...................  9.8%
                 Television.............................  7.8
                 Electric-Integrated....................  5.4
                 Cellular Telecom.......................  5.4
                 Medical-Drugs..........................  4.6
                 Chemicals-Diversified..................  4.1
                 Non-Ferrous Metals.....................  4.1
                 Real Estate Operations & Development...  4.0
                 Oil Companies-Integrated...............  4.0
                 Steel-Producers........................  3.1
                 Insurance-Multi-line...................  3.0
                 Gambling (Non-Hotel)...................  2.4
                 Computer Services......................  2.4
                 Computers-Periphery Equipment..........  2.4
                 Machinery-General Industrial...........  2.4
                 Miscellaneous Manufacturing............  2.3
                 Building-Heavy Construction............  2.2
                 Metal-Copper...........................  2.2
                 Repurchase Agreements..................  2.1
                 Telecom Services.......................  2.1
                 Metal-Diversified......................  2.1
                 Oil Companies-Exploration & Production.  2.0
                 Electric-Generation....................  1.9
                 Building & Construction-Misc...........  1.9
                 Shipbuilding...........................  1.8
                 Coal...................................  1.6
                 Rubber & Vinyl.........................  1.6
                 Metal-Iron.............................  1.5
                 Investment Companies...................  1.5
                 Building-Residential/Commercial........  1.4
                 Petrochemicals.........................  1.3
                 Electronic Components-Misc.............  1.3
                 Wireless Equipment.....................  1.1
                 Electric-Transmission..................  1.0
                 Electric-Distribution..................  0.7
                 Exchange-Traded Funds..................  0.2
                                                         ----
                                                         98.7%
                                                         ====

COUNTRY ALLOCATION*

                             Brazil......... 16.3%
                             Taiwan.........  9.5
                             Israel.........  7.2
                             Finland........  6.6
                             France.........  6.5
                             Poland.........  5.7
                             South Korea....  4.9
                             United States..  4.5
                             Sweden.........  4.3
                             Italy..........  4.2
                             Singapore......  4.0
                             Indonesia......  3.2
                             Germany........  3.0
                             Mexico.........  2.5
                             Greece.........  2.4
                             Spain..........  2.4
                             China..........  2.3
                             Denmark........  2.0
                             United Kingdom.  2.0
                             Canada.........  2.0
                             Belgium........  1.6
                             Chile..........  1.6
                                             ----
                                             98.7%
                                             ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2013 -- (UNAUDITED)



                                                                    VALUE
                  SECURITY DESCRIPTION                   SHARES    (NOTE 2)
   ------------------------------------------------------------------------
   COMMON STOCK -- 86.4%
   BELGIUM -- 1.6%
     Belgacom SA.......................................    63,230 $1,572,176
                                                                  ----------
   BERMUDA -- 0.0%
     Peace Mark Holdings, Ltd.+(1)(2)..................   800,000          0
     Peregrine Investments Holdings, Ltd.+(1)(2).......    91,000          0
                                                                  ----------
                                                                           0
                                                                  ----------
   BRAZIL -- 9.3%
     Brookfield Incorporacoes SA....................... 1,126,300  1,396,573
     Cia Siderurgica Nacional SA.......................   330,600  1,491,109
     Light SA..........................................   147,400  1,456,342
     Porto Seguro SA...................................   213,100  2,976,084
     Tractebel Energia SA..............................   109,300  1,875,797
                                                                  ----------
                                                                   9,195,905
                                                                  ----------
   CANADA -- 2.0%
     Canadian Oil Sands, Ltd...........................    95,041  1,955,545
                                                                  ----------
   CHILE -- 1.6%
     CAP SA............................................    48,444  1,568,800
                                                                  ----------
   CHINA -- 2.3%
     China International Marine Containers Group Co.,
      Ltd., Class H+................................... 1,402,300  2,304,893
                                                                  ----------
   DENMARK -- 2.0%
     TDC A/S...........................................   257,869  1,981,681
                                                                  ----------
   FINLAND -- 6.6%
     Elisa Oyj.........................................    87,744  1,629,949
     Metso Oyj.........................................    54,537  2,320,527
     Orion Oyj, Class B................................    96,310  2,529,889
                                                                  ----------
                                                                   6,480,365
                                                                  ----------
   FRANCE -- 6.5%
     Bouygues SA.......................................    68,339  1,853,841
     Societe Television Francaise 1....................   230,829  2,587,845
     Total SA..........................................    40,853  1,956,414
                                                                  ----------
                                                                   6,398,100
                                                                  ----------
   GREECE -- 2.4%
     OPAP SA...........................................   303,658  2,398,024
                                                                  ----------
   INDONESIA -- 3.2%
     Indo Tambangraya Megah Tbk PT.....................   430,500  1,572,704
     Vale Indonesia Tbk PT............................. 6,547,500  1,600,238
                                                                  ----------
                                                                   3,172,942
                                                                  ----------
   ISRAEL -- 7.2%
     Bezeq The Israeli Telecommunication Corp., Ltd.... 1,674,666  2,314,920
     Israel Chemicals, Ltd.............................   162,188  2,090,711
     Partner Communications Co., Ltd...................   436,767  2,685,733
                                                                  ----------
                                                                   7,091,364
                                                                  ----------
   ITALY -- 4.2%
     Eni SpA...........................................    86,648  1,947,281
     Mediaset SpA...................................... 1,066,535  2,178,106
                                                                  ----------
                                                                   4,125,387
                                                                  ----------
   MEXICO -- 2.5%
     Grupo Mexico SAB de CV, Class B...................   611,400  2,469,631
                                                                  ----------


                                                                  VALUE
                 SECURITY DESCRIPTION                  SHARES    (NOTE 2)
    ----------------------------------------------------------------------
    POLAND -- 5.7%
      KGHM Polska Miedz SA...........................    42,051 $ 2,036,099
      PGE SA.........................................   311,014   1,597,538
      Synthos SA..................................... 1,031,353   1,993,717
                                                                -----------
                                                                  5,627,354
                                                                -----------
    SINGAPORE -- 4.0%
      Keppel Land, Ltd...............................   698,000   2,216,677
      Yangzijiang Shipbuilding Holdings, Ltd......... 2,222,000   1,737,267
                                                                -----------
                                                                  3,953,944
                                                                -----------
    SOUTH KOREA -- 4.9%
      KT Corp........................................    67,630   2,148,143
      SK Telecom Co., Ltd............................    16,160   2,624,628
                                                                -----------
                                                                  4,772,771
                                                                -----------
    SPAIN -- 2.4%
      Indra Sistemas SA..............................   199,304   2,376,222
                                                                -----------
    SWEDEN -- 4.3%
      Skanska AB, Class B............................   121,612   2,195,707
      Tele2 AB, Class B..............................   117,178   2,036,629
                                                                -----------
                                                                  4,232,336
                                                                -----------
    TAIWAN -- 9.5%
      China Petrochemical Development Corp........... 2,362,850   1,279,464
      E Ink Holdings, Inc............................ 1,589,000   1,257,348
      Farglory Land Development Co., Ltd.............   987,000   1,833,355
      HTC Corp.......................................   136,000   1,114,904
      Lite-On Technology Corp........................ 1,446,910   2,338,342
      TSRC Corp......................................   785,800   1,554,474
                                                                -----------
                                                                  9,377,887
                                                                -----------
    UNITED KINGDOM -- 2.0%
      AstraZeneca PLC................................    39,423   1,976,442
                                                                -----------
    UNITED STATES -- 2.2%
      SoftBrands, Inc. +(1)(2).......................        40           0
      Southern Copper Corp...........................    56,552   2,124,659
                                                                -----------
                                                                  2,124,659
                                                                -----------
    TOTAL COMMON STOCK
       (cost $82,572,592)............................            85,156,428
                                                                -----------
    PREFERRED STOCK -- 10.0%
    BRAZIL -- 7.0%
      Bradespar SA...................................   112,300   1,460,718
      Centrais Eletricas Brasileiras SA, Class B.....   186,000   1,166,951
      Cia de Transmissao de Energia Eletrica
       Paulista......................................    56,200     930,073
      Cia Energetica de Minas Gerais.................    95,500   1,114,343
      Eletropaulo Metropolitana Eletricidade de Sao
       Paulo SA......................................   144,400     705,504
      Vale SA, Class A...............................    92,200   1,514,007
                                                                -----------
                                                                  6,891,596
                                                                -----------
    GERMANY -- 3.0%
      ProSiebenSat.1 Media AG........................    82,560   2,947,698
                                                                -----------
    TOTAL PREFERRED STOCK
       (cost $12,080,979)............................             9,839,294
                                                                -----------

        SUNAMERICA INTERNATIONAL DIVIDEND STRATEGY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2013 -- (UNAUDITED) (CONTINUED)


                                                  SHARES/
                                                 PRINCIPAL    VALUE
                SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
        --------------------------------------------------------------
        EXCHANGE-TRADED FUNDS -- 0.2%
          iShares MSCI ACWI ex US Index Fund
           (cost $192,695).....................      4,474  $   191,756
                                                            -----------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $94,846,266)..................              95,187,478
                                                            -----------
        REPURCHASE AGREEMENT -- 2.1%
          State Street Bank & Trust Co. Joint
           Repurchase Agreement(3)
           (cost $2,066,000)................... $2,066,000    2,066,000
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $96,912,266)(4)...............       98.7%  97,253,478
        Other assets less liabilities..........        1.3    1,325,741
                                                ----------  -----------
        NET ASSETS --                                100.0% $98,579,219
                                                ==========  ===========

--------
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)Illiquid security. At March 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 2 for details of Joint Repurchase Agreements.
(4)See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013 (see Note 2):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                 --------------------- ----------------- ---------------------- -----------
ASSETS
Long-Term Investment Securities:
  Common Stock:
   Bermuda.......................      $        --         $       --              $ 0           $         0
   Brazil........................        9,195,905                 --               --             9,195,905
   Finland.......................        6,480,365                 --               --             6,480,365
   France........................        6,398,100                 --               --             6,398,100
   Israel........................        7,091,364                 --               --             7,091,364
   Poland........................        5,627,354                 --               --             5,627,354
   Taiwan........................        9,377,887                 --               --             9,377,887
   United States.................        2,124,659                 --                0             2,124,659
   Other Countries*..............       38,860,794                 --               --            38,860,794
  Preferred Stock:
   Brazil........................        6,891,596                 --               --             6,891,596
   Germany.......................        2,947,698                 --               --             2,947,698
  Exchange Traded Funds..........          191,756                 --               --               191,756
Repurchase Agreement.............               --          2,066,000               --             2,066,000
                                       -----------         ----------              ---           -----------
TOTAL............................      $95,187,478         $2,066,000              $ 0           $97,253,478
                                       ===========         ==========              ===           ===========

--------
* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA VALUE FUND
        PORTFOLIO PROFILE -- MARCH 31, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Banks-Super Regional...................   7.9%
                 Oil Companies-Exploration & Production.   7.2
                 Oil Companies-Integrated...............   7.0
                 Medical-Drugs..........................   6.6
                 Repurchase Agreement...................   6.0
                 Diversified Banking Institutions.......   5.9
                 Insurance-Multi-line...................   4.3
                 Computers..............................   3.9
                 Cable/Satellite TV.....................   3.1
                 Medical-HMO............................   2.9
                 Metal-Copper...........................   2.9
                 Telephone-Integrated...................   2.6
                 Applications Software..................   2.5
                 Multimedia.............................   2.1
                 Diversified Manufacturing Operations...   2.0
                 Electronic Components-Semiconductors...   1.9
                 Oil Field Machinery & Equipment........   1.9
                 Networking Products....................   1.8
                 Oil-Field Services.....................   1.8
                 Apparel Manufacturers..................   1.7
                 Retail-Drug Store......................   1.7
                 Aerospace/Defense-Equipment............   1.6
                 Oil & Gas Drilling.....................   1.6
                 Food-Misc./Diversified.................   1.6
                 Machinery-Construction & Mining........   1.6
                 Tobacco................................   1.5
                 Aerospace/Defense......................   1.5
                 Insurance-Property/Casualty............   1.5
                 Cruise Lines...........................   1.4
                 Enterprise Software/Service............   1.4
                 Medical-Generic Drugs..................   1.4
                 Beverages-Non-alcoholic................   1.4
                 Cosmetics & Toiletries.................   1.3
                 Instruments-Controls...................   1.3
                 Chemicals-Diversified..................   1.3
                 Retail-Discount........................   1.2
                 Medical Products.......................   1.2
                 Engineering/R&D Services...............   1.2
                 Pharmacy Services......................   1.0
                 Cellular Telecom.......................   1.0
                                                         -----
                                                         103.7%
                                                         =====

--------
*Calculated as a percentage of net assets

        SUNAMERICA VALUE FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2013 -- (UNAUDITED)



                                                            VALUE
                    SECURITY DESCRIPTION          SHARES   (NOTE 2)
            --------------------------------------------------------
            COMMON STOCK -- 97.7%
            AEROSPACE/DEFENSE -- 1.5%
              Boeing Co..........................  20,000 $1,717,000
                                                          ----------
            AEROSPACE/DEFENSE-EQUIPMENT -- 1.6%
              United Technologies Corp...........  20,000  1,868,600
                                                          ----------
            APPAREL MANUFACTURERS -- 1.7%
              Coach, Inc.........................  40,000  1,999,600
                                                          ----------
            APPLICATIONS SOFTWARE -- 2.5%
              Microsoft Corp..................... 100,000  2,861,000
                                                          ----------
            BANKS-SUPER REGIONAL -- 7.9%
              Capital One Financial Corp.........  30,000  1,648,500
              PNC Financial Services Group, Inc..  30,000  1,995,000
              US Bancorp.........................  50,000  1,696,500
              Wells Fargo & Co................... 100,000  3,699,000
                                                          ----------
                                                           9,039,000
                                                          ----------
            BEVERAGES-NON-ALCOHOLIC -- 1.4%
              PepsiCo, Inc.......................  20,000  1,582,200
                                                          ----------
            CABLE/SATELLITE TV -- 3.1%
              Comcast Corp., Class A.............  40,000  1,680,400
              DISH Network Corp., Class A........  50,000  1,895,000
                                                          ----------
                                                           3,575,400
                                                          ----------
            CELLULAR TELECOM -- 1.0%
              Vodafone Group PLC ADR.............  40,000  1,136,400
                                                          ----------
            CHEMICALS-DIVERSIFIED -- 1.3%
              E.I. du Pont de Nemours & Co.......  30,000  1,474,800
                                                          ----------
            COMPUTERS -- 3.9%
              Apple, Inc.........................  10,000  4,426,300
                                                          ----------
            COSMETICS & TOILETRIES -- 1.3%
              Procter & Gamble Co................  20,000  1,541,200
                                                          ----------
            CRUISE LINES -- 1.4%
              Royal Caribbean Cruises, Ltd.......  50,000  1,661,000
                                                          ----------
            DIVERSIFIED BANKING INSTITUTIONS -- 5.9%
              Bank of America Corp............... 100,000  1,218,000
              Citigroup, Inc.....................  50,000  2,212,000
              JPMorgan Chase & Co................  70,000  3,322,200
                                                          ----------
                                                           6,752,200
                                                          ----------
            DIVERSIFIED MANUFACTURING OPERATIONS -- 2.0%
              General Electric Co................ 100,000  2,312,000
                                                          ----------
            ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.9%
              Intel Corp......................... 100,000  2,185,000
                                                          ----------
            ENGINEERING/R&D SERVICES -- 1.2%
              Fluor Corp.........................  20,000  1,326,600
                                                          ----------
            ENTERPRISE SOFTWARE/SERVICE -- 1.4%
              Oracle Corp........................  50,000  1,617,000
                                                          ----------
            FOOD-MISC./DIVERSIFIED -- 1.6%
              ConAgra Foods, Inc.................  50,000  1,790,500
                                                          ----------
            INSTRUMENTS-CONTROLS -- 1.3%
              Honeywell International, Inc.......  20,000  1,507,000
                                                          ----------


                                                               VALUE
                    SECURITY DESCRIPTION             SHARES   (NOTE 2)
         --------------------------------------------------------------
         INSURANCE-MULTI-LINE -- 4.3%
           Allstate Corp............................  30,000 $1,472,100
           Hartford Financial Services Group, Inc...  60,000  1,548,000
           MetLife, Inc.............................  50,000  1,901,000
                                                             ----------
                                                              4,921,100
                                                             ----------
         INSURANCE-PROPERTY/CASUALTY -- 1.5%
           Travelers Cos., Inc......................  20,000  1,683,800
                                                             ----------
         MACHINERY-CONSTRUCTION & MINING -- 1.6%
           Joy Global, Inc..........................  30,000  1,785,600
                                                             ----------
         MEDICAL PRODUCTS -- 1.2%
           Covidien PLC.............................  20,000  1,356,800
                                                             ----------
         MEDICAL-DRUGS -- 6.6%
           Johnson & Johnson........................  30,000  2,445,900
           Merck & Co., Inc.........................  50,000  2,211,500
           Pfizer, Inc.............................. 100,000  2,886,000
                                                             ----------
                                                              7,543,400
                                                             ----------
         MEDICAL-GENERIC DRUGS -- 1.4%
           Teva Pharmaceutical Industries, Ltd. ADR.  40,000  1,587,200
                                                             ----------
         MEDICAL-HMO -- 2.9%
           Aetna, Inc...............................  20,000  1,022,400
           UnitedHealth Group, Inc..................  40,000  2,288,400
                                                             ----------
                                                              3,310,800
                                                             ----------
         METAL-COPPER -- 2.9%
           Freeport-McMoRan Copper & Gold, Inc...... 100,000  3,310,000
                                                             ----------
         MULTIMEDIA -- 2.1%
           Time Warner, Inc.........................  20,000  1,152,400
           Viacom, Inc., Class B....................  20,000  1,231,400
                                                             ----------
                                                              2,383,800
                                                             ----------
         NETWORKING PRODUCTS -- 1.8%
           Cisco Systems, Inc....................... 100,000  2,091,000
                                                             ----------
         OIL & GAS DRILLING -- 1.6%
           Ensco PLC, Class A.......................  30,000  1,800,000
                                                             ----------
         OIL COMPANIES-EXPLORATION & PRODUCTION -- 7.2%
           Anadarko Petroleum Corp..................  30,000  2,623,500
           Apache Corp..............................  20,000  1,543,200
           Devon Energy Corp........................  30,000  1,692,600
           Occidental Petroleum Corp................  30,000  2,351,100
                                                             ----------
                                                              8,210,400
                                                             ----------
         OIL COMPANIES-INTEGRATED -- 7.0%
           Chevron Corp.............................  30,000  3,564,600
           Exxon Mobil Corp.........................  30,000  2,703,300
           Marathon Oil Corp........................  50,000  1,686,000
                                                             ----------
                                                              7,953,900
                                                             ----------
         OIL FIELD MACHINERY & EQUIPMENT -- 1.9%
           National Oilwell Varco, Inc..............  30,000  2,122,500
                                                             ----------
         OIL-FIELD SERVICES -- 1.8%
           Halliburton Co...........................  50,000  2,020,500
                                                             ----------
         PHARMACY SERVICES -- 1.0%
           Express Scripts Holding Co.+.............  20,000  1,153,000
                                                             ----------

        SUNAMERICA VALUE FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2013 -- (UNAUDITED) (CONTINUED)


                                                 SHARES/
                                                PRINCIPAL     VALUE
               SECURITY DESCRIPTION              AMOUNT      (NOTE 2)
       ----------------------------------------------------------------
       COMMON STOCK (CONTINUED)
       RETAIL-DISCOUNT -- 1.2%
         Target Corp..........................     20,000  $  1,369,000
                                                           ------------
       RETAIL-DRUG STORE -- 1.7%
         Walgreen Co..........................     40,000     1,907,200
                                                           ------------
       TELEPHONE-INTEGRATED -- 2.6%
         AT&T, Inc............................     40,000     1,467,600
         Verizon Communications, Inc..........     30,000     1,474,500
                                                           ------------
                                                              2,942,100
                                                           ------------
       TOBACCO -- 1.5%
         Altria Group, Inc....................     50,000     1,719,500
                                                           ------------
       TOTAL LONG-TERM INVESTMENT SECURITIES
          (cost $99,826,451)..................              111,544,400
                                                           ------------
       REPURCHASE AGREEMENT -- 6.0%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(1)
          (cost $6,875,000)................... $6,875,000     6,875,000
                                                           ------------
       TOTAL INVESTMENTS
          (cost $106,701,451)(2)..............      103.7%  118,419,400
       Liabilities in excess of other assets..       (3.7)   (4,251,212)
                                               ----------  ------------
       NET ASSETS                                   100.0% $114,168,188
                                               ==========  ============

--------
+  Non-income producing security
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)See Note 6 for cost of investments on a tax basis.
ADR-- American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013 (see Note 2):

                                            LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                           --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Common Stock:
   Banks-Super Regional....................     $  9,039,000         $       --              $--           $  9,039,000
   Diversified Banking Institutions........        6,752,200                 --               --              6,752,200
   Medical-Drugs...........................        7,543,400                 --               --              7,543,400
   Oil Companies-Exploration & Production..        8,210,400                 --               --              8,210,400
   Oil Companies-Integrated................        7,953,900                 --               --              7,953,900
   Other Industries*.......................       72,045,500                 --               --             72,045,500
Repurchase Agreement.......................               --          6,875,000               --              6,875,000
                                                ------------         ----------              ---           ------------
Total......................................     $111,544,400         $6,875,000              $--           $118,419,400
                                                ============         ==========              ===           ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA JAPAN FUND
        PORTFOLIO PROFILE -- MARCH 31, 2013 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Auto/Truck Parts & Equipment-Original..  9.8%
                 Auto-Cars/Light Trucks.................  6.4
                 Electric Products-Misc.................  4.9
                 Diversified Banking Institutions.......  4.6
                 Telephone-Integrated...................  4.2
                 Television.............................  3.3
                 Electronic Components-Misc.............  3.3
                 Chemicals-Diversified..................  2.8
                 Medical-Drugs..........................  2.8
                 Insurance-Property/Casualty............  2.7
                 Oil Refining & Marketing...............  2.6
                 Banks-Commercial.......................  2.6
                 Retail-Consumer Electronics............  2.5
                 Chemicals-Specialty....................  2.4
                 Cosmetics & Toiletries.................  2.2
                 E-Commerce/Services....................  2.0
                 Leisure Products.......................  2.0
                 Tobacco................................  1.9
                 Steel-Producers........................  1.9
                 Retail-Discount........................  1.9
                 Entertainment Software.................  1.8
                 Oil Companies-Exploration & Production.  1.6
                 Travel Services........................  1.6
                 Machine Tools & Related Products.......  1.5
                 Rubber-Tires...........................  1.5
                 Casino Services........................  1.4
                 Steel-Specialty........................  1.4
                 Electronic Measurement Instruments.....  1.4
                 Machinery-General Industrial...........  1.3
                 Transport-Marine.......................  1.3
                 Computers-Integrated Systems...........  1.2
                 Finance-Leasing Companies..............  1.1
                 Lighting Products & Systems............  1.1
                 Beverages-Non-alcoholic................  1.0
                 Photo Equipment & Supplies.............  1.0
                 Distribution/Wholesale.................  1.0
                 Transport-Truck........................  1.0
                 Office Automation & Equipment..........  0.9
                 Web Portals/ISP........................  0.9
                 Rubber & Vinyl.........................  0.8
                 Retail-Catalog Shopping................  0.8
                 Transport-Services.....................  0.8
                 Semiconductor Equipment................  0.6
                 Internet Content-Entertainment.........  0.5
                 Water Treatment Systems................  0.5
                 E-Commerce/Products....................  0.5
                 Medical-Nursing Homes..................  0.4
                 Non-Ferrous Metals.....................  0.4
                 Commercial Services....................  0.3
                                                         ----
                                                         96.4%
                                                         ====

COUNTRY ALLOCATION*

                                Japan..... 96.4%
                                Australia.  0.0
                                Bermuda...  0.0
                                           ----
                                           96.4%
                                           ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA JAPAN FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2013 -- (UNAUDITED)



                                                                VALUE
                   SECURITY DESCRIPTION               SHARES   (NOTE 2)
       -----------------------------------------------------------------
       COMMON STOCK -- 96.4%
       AUTO-CARS/LIGHT TRUCKS -- 6.4%
         Honda Motor Co., Ltd........................  10,500 $  396,342
         Isuzu Motors, Ltd...........................  48,000    282,863
         Nissan Motor Co., Ltd.......................  68,300    656,312
                                                              ----------
                                                               1,335,517
                                                              ----------
       AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 9.8%
         Aisin Seiki Co., Ltd........................   5,850    214,297
         Exedy Corp..................................  17,700    411,208
         Keihin Corp.................................  11,100    153,689
         NOK Corp....................................   6,500     93,173
         Stanley Electric Co., Ltd...................  18,630    327,775
         TACHI-S Co., Ltd............................  33,360    591,894
         Tokai Rika Co., Ltd.........................  14,850    263,005
                                                              ----------
                                                               2,055,041
                                                              ----------
       BANKS-COMMERCIAL -- 2.6%
         Sumitomo Mitsui Financial Group, Inc........  13,410    537,511
                                                              ----------
       BEVERAGES-NON-ALCOHOLIC -- 1.0%
         DyDo Drinco, Inc............................   4,600    213,198
                                                              ----------
       CASINO SERVICES -- 1.4%
         Sankyo Co., Ltd.............................   6,390    302,266
                                                              ----------
       CHEMICALS-DIVERSIFIED -- 2.8%
         Mitsubishi Gas Chemical Co., Inc............  46,000    303,313
         Showa Denko KK.............................. 194,000    290,444
                                                              ----------
                                                                 593,757
                                                              ----------
       CHEMICALS-SPECIALTY -- 2.4%
         Lintec Corp.................................   7,600    142,349
         Tokyo Ohka Kogyo Co., Ltd...................  17,400    368,212
                                                              ----------
                                                                 510,561
                                                              ----------
       COAL -- 0.0%
         White Energy Co., Ltd.+.....................     446         79
                                                              ----------
       COMMERCIAL SERVICES -- 0.3%
         Nichii Gakkan Co............................   7,300     64,877
                                                              ----------
       COMPUTERS-INTEGRATED SYSTEMS -- 1.2%
         Net One Systems Co., Ltd....................  29,200    254,857
                                                              ----------
       COSMETICS & TOILETRIES -- 2.2%
         Pigeon Corp.................................   2,700    196,953
         Pola Orbis Holdings, Inc....................   8,290    263,100
                                                              ----------
                                                                 460,053
                                                              ----------
       DISTRIBUTION/WHOLESALE -- 1.0%
         Hitachi High-Technologies Corp..............   9,700    203,929
                                                              ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 4.6%
         Mitsubishi UFJ Financial Group, Inc......... 160,600    951,527
                                                              ----------
       E-COMMERCE/PRODUCTS -- 0.5%
         Start Today Co., Ltd........................   7,600     93,931
                                                              ----------
       E-COMMERCE/SERVICES -- 2.0%
         Dena Co., Ltd...............................   7,890    214,047
         Rakuten, Inc................................  20,810    211,459
                                                              ----------
                                                                 425,506
                                                              ----------
       ELECTRIC PRODUCTS-MISC. -- 4.9%
         Brother Industries, Ltd.....................  27,759    290,028
         Funai Electric Co., Ltd.+...................   5,100     62,491


                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 2)
       -----------------------------------------------------------------
       ELECTRIC PRODUCTS-MISC. (CONTINUED)
         Hitachi, Ltd................................. 66,500 $  383,409
         Mitsubishi Electric Corp..................... 36,180    290,808
                                                              ----------
                                                               1,026,736
                                                              ----------
       ELECTRONIC COMPONENTS-MISC. -- 3.3%
         Dainippon Screen Manufacturing Co., Ltd.+.... 24,000    110,597
         Futaba Corp./Chiba........................... 18,700    197,563
         Kyocera Corp.................................  1,100    102,899
         Toshiba Corp................................. 56,500    283,160
                                                              ----------
                                                                 694,219
                                                              ----------
       ELECTRONIC MEASUREMENT INSTRUMENTS -- 1.4%
         Azbil Corp................................... 13,490    283,321
                                                              ----------
       ENTERTAINMENT SOFTWARE -- 1.8%
         Konami Corp.................................. 18,200    366,203
                                                              ----------
       FINANCE-LEASING COMPANIES -- 1.1%
         Mitsubishi UFJ Lease & Finance Co., Ltd...... 44,900    236,943
                                                              ----------
       INSURANCE-PROPERTY/CASUALTY -- 2.7%
         Tokio Marine Holdings, Inc................... 20,300    571,193
                                                              ----------
       INTERNET CONTENT-ENTERTAINMENT -- 0.5%
         Gree, Inc....................................  8,500    104,964
                                                              ----------
       LEISURE PRODUCTS -- 2.0%
         Sega Sammy Holdings, Inc..................... 20,860    423,269
                                                              ----------
       LIGHTING PRODUCTS & SYSTEMS -- 1.1%
         Ushio, Inc................................... 21,400    221,317
                                                              ----------
       MACHINE TOOLS & RELATED PRODUCTS -- 1.5%
         THK Co., Ltd................................. 16,300    314,646
                                                              ----------
       MACHINERY-GENERAL INDUSTRIAL -- 1.3%
         Amada Co., Ltd............................... 41,230    275,363
                                                              ----------
       MEDICAL-DRUGS -- 2.8%
         Eisai Co., Ltd...............................  8,700    387,980
         Shionogi & Co., Ltd..........................  9,600    198,055
                                                              ----------
                                                                 586,035
                                                              ----------
       MEDICAL-NURSING HOMES -- 0.4%
         Message Co., Ltd.............................     34     91,697
                                                              ----------
       MISCELLANEOUS MANUFACTURING -- 0.0%
         Peace Mark Holdings, Ltd.+(1)(2).............  8,000          0
                                                              ----------
       NON-FERROUS METALS -- 0.4%
         OSAKA Titanium Technologies Co...............  4,200     84,241
                                                              ----------
       OFFICE AUTOMATION & EQUIPMENT -- 0.9%
         Canon, Inc...................................  5,400    194,946
                                                              ----------
       OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.6%
         Inpex Corp...................................     64    339,775
                                                              ----------
       OIL REFINING & MARKETING -- 2.6%
         JX Holdings, Inc............................. 99,900    552,643
                                                              ----------
       PHOTO EQUIPMENT & SUPPLIES -- 1.0%
         FUJIFILM Holdings Corp....................... 10,620    207,032
                                                              ----------
       RETAIL-CATALOG SHOPPING -- 0.8%
         ASKUL Corp................................... 11,700    168,456
                                                              ----------
       RETAIL-CONSUMER ELECTRONICS -- 2.5%
         K's Holdings Corp............................ 16,270    519,127
                                                              ----------

        SUNAMERICA JAPAN FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2013 -- (UNAUDITED) (CONTINUED)



                                                            VALUE
                     SECURITY DESCRIPTION          SHARES  (NOTE 2)
             ------------------------------------------------------
             COMMON STOCK (CONTINUED)
             RETAIL-DISCOUNT -- 1.9%
               Don Quijote Co., Ltd...............   8,900 $394,065
                                                           --------
             RUBBER & VINYL -- 0.8%
               JSR Corp...........................   8,600  174,593
                                                           --------
             RUBBER-TIRES -- 1.5%
               Bridgestone Corp...................   9,100  306,296
                                                           --------
             SEMICONDUCTOR EQUIPMENT -- 0.6%
               Tokyo Electron, Ltd................   2,790  123,384
                                                           --------
             STEEL-PRODUCERS -- 1.9%
               Yamato Kogyo Co., Ltd..............  13,570  397,965
                                                           --------
             STEEL-SPECIALTY -- 1.4%
               Hitachi Metals, Ltd................  31,500  294,664
                                                           --------
             TELEPHONE-INTEGRATED -- 4.2%
               Nippon Telegraph & Telephone Corp..   3,240  141,221
               Softbank Corp......................  16,010  737,772
                                                           --------
                                                            878,993
                                                           --------
             TELEVISION -- 3.3%
               Fuji Media Holdings, Inc...........     238  412,166
               TV Asahi Corp......................  14,600  282,296
                                                           --------
                                                            694,462
                                                           --------
             TOBACCO -- 1.9%
               Japan Tobacco, Inc.................  12,780  407,093
                                                           --------
             TRANSPORT-MARINE -- 1.3%
               Kawasaki Kisen Kaisha, Ltd.+....... 126,000  266,235
                                                           --------


                                                         VALUE
                   SECURITY DESCRIPTION        SHARES   (NOTE 2)
              ----------------------------------------------------
              TRANSPORT-SERVICES -- 0.8%
                Kintetsu World Express, Inc...  4,600  $   167,774
                                                       -----------
              TRANSPORT-TRUCK -- 1.0%
                Sankyu, Inc................... 23,000      102,081
                Seino Holdings Corp........... 11,320       97,839
                                                       -----------
                                                           199,920
                                                       -----------
              TRAVEL SERVICES -- 1.6%
                HIS Co., Ltd..................  7,300      331,360
                                                       -----------
              WATER TREATMENT SYSTEMS -- 0.5%
                Kurita Water Industries, Ltd..  4,700      102,803
                                                       -----------
              WEB PORTALS/ISP -- 0.9%
                Yahoo Japan Corp..............    391      179,765
                                                       -----------
              TOTAL INVESTMENTS
                 (cost $18,679,713)(3)........   96.4%  20,184,108
              Other assets less liabilities...    3.6      744,357
                                               ------  -----------
              NET ASSETS                        100.0% $20,928,465
                                               ======  ===========

--------
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)Illiquid security. At March 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013 (see Note 2):

                                           LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                               QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                          --------------------- ----------------- ---------------------- -----------
ASSETS:
Long-Term Investment Securities:
  Common Stock:
   Auto-Cars/Light Trucks.................     $  1,335,517             $--                 $--           $ 1,335,517
   Auto/Truck Parts & Equipment-Original..        2,055,041              --                  --             2,055,041
   Miscellaneous Manufacturing............               --              --                   0                     0
   Other Industries*......................       16,793,550              --                  --            16,793,550
                                               ------------             ---                 ---           -----------
TOTAL.....................................      $20,184,108             $--                 $ 0           $20,184,108
                                               ============             ===                 ===           ===========

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of three different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica International Dividend Strategy Fund ("International Dividend Strategy Fund"), SunAmerica Value Fund ("Value Fund"), and SunAmerica Japan Fund ("Japan Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   INTERNATIONAL DIVIDEND STRATEGY FUND seeks total return by employing a "buy and hold" strategy to identify approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. At least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities.

   VALUE FUND seeks long-term growth of capital by active trading of equity securities selected on the basis of a value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

   JAPAN FUND seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan ("Japanese companies"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in Japanese Companies.

   Each Fund is organized as a "diversified" fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Dividend Strategy Fund and Japan Fund, a redemption fee* of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) calendar days prior to the date of such redemption. An exchange fee* of 2% will be assessed on the amount of any exchange of Class A shares of the International Dividend Strategy Fund and Japan Fund that were purchased within ninety (90) calendar days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to certain institutions and to participants in certain employee benefit plans and other programs. Class I shares are closed to new purchases; however, existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and


--------
*  See Note 13

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)

   Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board") etc.).
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


   The summary of inputs used to value the Funds' net assets as of March 31, 2013 are reported on a schedule following the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   On March 29, 2013, the NYSE was closed for Good Friday, however, certain foreign markets were open. As a result, the Funds' priced securities that traded on the open foreign markets at the closing price of the applicable market and the remaining securities were valued at their applicable closing or fair value prices on March 28, 2013, the last day in the reporting period that the Funds were open.

   Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)

   pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2013, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                 PERCENTAGE PRINCIPAL
FUND                             OWNERSHIP   AMOUNT
----                             ---------- ----------
International Dividend Strategy.    0.70%   $2,066,000
Value...........................    2.34     6,875,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank & Trust Co., dated March 28, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $293,509,000, a repurchase price of $293,509,326, and a maturity date of April 1, 2013. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL      MARKET
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   0.25%  01/31/2014 $  4,685,000 $  4,690,655
U.S. Treasury Notes.   0.25   08/15/2015   11,400,000   11,385,750
U.S. Treasury Notes.   0.38   11/15/2015   15,560,000   15,603,319
U.S. Treasury Notes.   0.63   11/30/2017   45,120,000   45,120,000
U.S. Treasury Notes.   1.50   06/30/2016    8,955,000    9,300,708
U.S. Treasury Notes.   1.75   03/31/2014  140,570,000  143,987,116
U.S. Treasury Notes.   2.13   02/29/2016   15,435,000   16,245,338
U.S. Treasury Notes.   2.13   08/15/2021   50,645,000   53,050,638

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are normally paid quarterly for the International Dividend Strategy Fund. All other Funds pay annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 - 2011 or expected to be taken in each Fund's 2012 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year.

   Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


   NEW ACCOUNTING PRONOUNCEMENTS

   In May 2011 the FASB issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities which was subsequently clarified in FASB ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
International Dividend Strategy Fund+.    1.00%
Value Fund............................    0.75
Japan Fund............................    1.15

   For the six months ended March 31, 2013, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The Japan Fund is subadvised by Wellington Management Company, LLP ("Wellington Management") pursuant to a subadvisory agreement with SunAmerica. Wellington Management receives an annual fee of 0.45% of average daily net assets of the Japan Fund, which is paid by SunAmerica. In addition, Wellington Management has agreed to voluntarily waive 50% or 0.225% of the subadvisory fee payable to it by SunAmerica. The voluntary fee waiver may be discontinued at any time by Wellington Management.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

--------
+ Pursuant to a Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee so that the aggregate advisory fee payable by the Fund to SunAmerica does not exceed an annual rate of 0.95% of average daily net assets. For the six months ended March 31, 2013, the amount of the advisory fees waived were $20,170. These amounts are reflected in the Statement of Operations.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


FUND                                          PERCENTAGE
----                                          ----------
International Dividend Strategy Fund Class A.    1.90%
International Dividend Strategy Fund Class B.    2.55
International Dividend Strategy Fund Class C.    2.55
International Dividend Strategy Fund Class I.    1.80
Value Fund Class A...........................    1.63
Value Fund Class B...........................    2.28
Value Fund Class C...........................    2.28
Value Fund Class Z...........................    1.06
Japan Fund Class A...........................    1.90
Japan Fund Class B...........................    2.55
Japan Fund Class C...........................    2.55

   Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the Funds are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the six months ended March 31, 2013, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

            OTHER EXPENSES
FUND          REIMBURSED
----        --------------
Japan Fund.    $33,433

FUND                                          AMOUNT
----                                          -------
International Dividend Strategy Fund Class A. $48,564
International Dividend Strategy Fund Class B.  13,449
International Dividend Strategy Fund Class C.  16,519
International Dividend Strategy Fund Class I.     469
Value Fund Class B...........................   7,462
Value Fund Class C...........................   1,405
Japan Fund Class A...........................  27,682
Japan Fund Class B...........................   3,954
Japan Fund Class C...........................   4,274

   For the six months ended March 31, 2013, the amounts recouped by SunAmerica are as follows:

FUND                                          AMOUNT
----                                          ------
International Dividend Strategy Fund Class I.  $ 24
Value Fund Class C...........................   338

   At March 31, 2013, expenses previously waived and/or reimbursed by SunAmerica that remain subject to recoupment and expire during the time periods indicated are as follows:

                                            OTHER EXPENSES REIMBURSED
                                      -------------------------------------
                                      SEPTEMBER 30, SEPTEMBER 30, MARCH 31,
FUND                                      2013          2014        2015
----                                  ------------- ------------- ---------
International Dividend Strategy Fund.    $    --      $129,712     $    --
Japan Fund...........................     43,421       131,442      33,433

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


                                               CLASS SPECIFIC EXPENSES REIMBURSED
                                              -------------------------------------
                                              SEPTEMBER 30, SEPTEMBER 30, MARCH 31,
FUND                                              2013          2014        2015
----                                          ------------- ------------- ---------
International Dividend Strategy Fund Class A.    $   --        $26,974     $48,564
International Dividend Strategy Fund Class B.     4,289         16,021      13,449
International Dividend Strategy Fund Class C.     2,850         18,097      16,519
International Dividend Strategy Fund Class I.        --             65         469
Value Fund Class B...........................        73          9,064       7,462
Value Fund Class C...........................        --             --       1,067
Japan Fund Class A...........................     8,952         17,985      27,683
Japan Fund Class B...........................     7,252         15,081       3,953
Japan Fund Class C...........................     7,224         15,134       4,275

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's
   Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2013, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the six months ended March 31, 2013, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended March 31, 2013, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                         CLASS A                     CLASS B    CLASS C
                                      --------------------------------------------- ---------- ----------
                                                                         CONTINGENT CONTINGENT CONTINGENT
                                               AFFILIATED                 DEFERRED   DEFERRED   DEFERRED
                                       SALES    BROKER-   NON-AFFILIATED   SALES      SALES      SALES
FUND                                  CHARGES   DEALERS   BROKER-DEALERS  CHARGES    CHARGES    CHARGES
----                                  -------- ---------- -------------- ---------- ---------- ----------
International Dividend Strategy Fund. $137,872  $16,160      $99,948        $62       $2,495     $1,370
Value Fund...........................   23,572    7,213       12,676         48        3,708        585
Japan Fund...........................    3,017      938        1,611         --          267         50

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the six months ended March 31, 2013, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                  EXPENSE                PAYABLE AT MARCH 31, 2013
                                      ------------------------------- -------------------------------
FUND                                  CLASS A CLASS B CLASS C CLASS I CLASS A CLASS B CLASS C CLASS I
----                                  ------- ------- ------- ------- ------- ------- ------- -------
International Dividend Strategy Fund. $65,025 $5,444  $16,882 $1,397  $13,756  $994   $3,560   $235
Value Fund...........................  98,606  5,530   16,299     --   17,527   932    2,826     --
Japan Fund...........................  21,510    209      479     --    3,723    36       93     --

   At March 31, 2013, the following affiliates owned a percentage of the outstanding shares of the following funds: Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 16% and 8%, respectively of the SunAmerica International Dividend Strategy Fund; Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 16% and 15%, respectively, of SunAmerica Value Fund; and Focused Multi-Asset Strategy Portfolio owned 88% of the Japan Fund.

Note 4. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended March 31, 2012, the amount of expense reductions received by each Fund used to offset the Fund's non-affiliated expenses were as follows:

            TOTAL EXPENSE
             REDUCTIONS
            -------------
Value Fund.    $9,625

Note 5. Purchases and Sales of Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2013 were as follows:

                                                    INTERNATIONAL
                                                      DIVIDEND
                                                      STRATEGY
                                                        FUND       VALUE FUND  JAPAN FUND
                                                    ------------- ------------ -----------
Purchases (excluding U.S. government securities)...  $36,089,878  $100,148,360 $11,643,229
Sales (excluding U.S. government securities).......    8,825,994   107,095,458  15,057,872
Purchase of U.S. government securities.............           --            --          --
Sales and maturities of U.S. government securities.           --            --          --

Note 6. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)

                                                   FOR THE YEAR ENDED SEPTEMBER 30, 2012
                                      ---------------------------------------------------------------
                                               DISTRIBUTABLE EARNINGS             TAX DISTRIBUTIONS
                                      ----------------------------------------  ---------------------
                                               LONG-TERM GAINS/   UNREALIZED               LONG-TERM
                                      ORDINARY   CAPITAL LOSS    APPRECIATION    ORDINARY   CAPITAL
                                       INCOME     CARRYOVER     (DEPRECIATION)*   INCOME     GAINS
                                      -------- ---------------- --------------- ---------- ----------
International Dividend Strategy Fund. $269,339   $(92,699,294)    $    57,772   $1,506,579 $       --
Value Fund...........................  547,426    (78,839,105)      4,818,646    1,018,253         --
Japan Fund...........................  480,814       (168,220)     (1,171,183)      47,904  4,711,389

--------
* Unrealized appreciation (depreciation) includes amounts for other assets and liabilities denominated in foreign currency.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2013:

                                            INTERNATIONAL
                                              DIVIDEND
                                              STRATEGY        VALUE        JAPAN
                                                FUND          FUND         FUND
                                            ------------- ------------  -----------
Cost (tax basis)...........................  $96,912,266  $109,858,246  $18,710,811
                                             ===========  ============  ===========
Appreciation...............................    8,517,275    12,148,694    1,894,848
Depreciation...............................   (8,176,063)   (3,587,540)    (421,551)
                                             -----------  ------------  -----------
Net unrealized appreciation (depreciation).  $   341,212  $  8,561,154  $ 1,473,297
                                             ===========  ============  ===========

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2012, which are available to offset future capital gains, if any:

                                                 CAPITAL LOSS CARRYFORWARD+             UNLIMITED
                                       ----------------------------------------------- ------------
FUND                                      2015        2016        2017        2018        ST    LT
----                                   ----------- ----------- ----------- ----------- -------- ---
International Dividend Strategy Fund*. $31,528,888 $25,210,425 $16,578,456 $19,381,525 $     -- $--
Value Fund*...........................          --  21,181,582  36,272,125  21,385,398       --  --
Japan Fund............................          --          --          --          --  168,220  --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Internal Revenue Code. Therefore, it is possible that not all of the capital losses will be available for use. As of September 30, 2012, based on current tax law, the International Dividend Strategy Fund and the Value Fund have $0 and $19,837,903, respectively, of capital losses that will not be available for use.

Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                         INTERNATIONAL DIVIDEND STRATEGY FUND
                             --------------------------------------------------------------------------------------------
                                                  CLASS A                                        CLASS B
                             ------------------------------------------------  ------------------------------------------
                                     FOR THE                                         FOR THE
                                SIX MONTHS ENDED              FOR THE            SIX MONTHS ENDED          FOR THE
                                 MARCH 31, 2013             YEAR ENDED            MARCH 31, 2013          YEAR ENDED
                                   (UNAUDITED)          SEPTEMBER 30, 2012         (UNAUDITED)        SEPTEMBER 30, 2012
                             ----------------------  ------------------------  -------------------  ---------------------
                               SHARES      AMOUNT      SHARES       AMOUNT      SHARES    AMOUNT     SHARES      AMOUNT
                             ---------  -----------  ----------  ------------  -------  ----------  --------  -----------
Shares sold(1)(2)........... 2,582,509  $29,534,767   1,019,549  $ 11,094,004  114,861  $1,194,173    86,088  $   870,181
Reinvested dividends........    71,193      781,702     112,965     1,177,713    6,489      65,537     6,312       60,708
Shares redeemed(1)(2)(3)(4).  (764,562)  (8,498,580) (1,308,627)  (14,378,854) (61,597)   (627,116) (181,208)  (1,830,341)
                             ---------  -----------  ----------  ------------  -------  ----------  --------  -----------
Net increase (decrease)..... 1,889,140  $21,817,889    (176,113) $ (2,107,137)  59,753  $  632,594   (88,808) $  (899,452)
                             =========  ===========  ==========  ============  =======  ==========  ========  ===========

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                 INTERNATIONAL DIVIDEND STRATEGY FUND
                         ------------------------------------------------------------------------------------
                                            CLASS C                                    CLASS I
                         --------------------------------------------  --------------------------------------
                                FOR THE                                      FOR THE             FOR THE
                            SIX MONTHS ENDED           FOR THE          SIX MONTHS ENDED       YEAR ENDED
                             MARCH 31, 2013           YEAR ENDED         MARCH 31, 2013       SEPTEMBER 30,
                              (UNAUDITED)         SEPTEMBER 30, 2012       (UNAUDITED)            2012
                         ---------------------  ---------------------  ------------------  ------------------
                          SHARES      AMOUNT     SHARES      AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT
                         --------  -----------  --------  -----------  -------  ---------  -------  ---------
Shares sold.............  791,268  $ 8,220,821   185,050  $ 1,865,186       --  $      --       --  $      --
Reinvested dividends....   19,508      196,841    15,621      150,588    1,922     21,274    3,185     33,449
Shares redeemed(3)(4)... (157,058)  (1,604,127) (348,129)  (3,492,494) (10,559)  (118,526) (42,711)  (466,822)
                         --------  -----------  --------  -----------  -------  ---------  -------  ---------
Net increase (decrease).  653,718  $ 6,813,535  (147,458) $(1,476,720)  (8,637) $ (97,252) (39,526) $(433,373)
                         ========  ===========  ========  ===========  =======  =========  =======  =========

--------
(1)For the six months ended March 31, 2013, includes automatic conversion of 23,500 shares of Class B shares in the amount of $240,946 to 21,612 shares of Class A shares in the amount of $240,946.
(2)For the year ended September 30, 2012, includes automatic conversion of 79,774 shares of Class B shares in the amount of $804,583 to 73,386 shares of Class A shares in the amount of $804,583.
(3)For the six months ended March 31, 2013, net of redemption fees* of $4,341, $382, $1,139 and $101 for Class A, Class B, Class C and Class I shares, respectively.
(4)For the year ended September 30, 2012, net of redemption fees* of $1,248, $119, $308 and $33 for Class A, Class B, Class C and Class I shares, respectively.
*  See Note 13

                                                                   VALUE FUND
                         ---------------------------------------------------------------------------------------------
                                              CLASS A                                        CLASS B
                         ------------------------------------------------  -------------------------------------------
                                 FOR THE                                          FOR THE
                            SIX MONTHS ENDED              FOR THE            SIX MONTHS ENDED           FOR THE
                             MARCH 31, 2013             YEAR ENDED            MARCH 31, 2013           YEAR ENDED
                               (UNAUDITED)          SEPTEMBER 30, 2012          (UNAUDITED)        SEPTEMBER 30, 2012
                         ----------------------  ------------------------  --------------------  ---------------------
                          SHARES      AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT     SHARES      AMOUNT
                         --------  ------------  ----------  ------------  -------  -----------  --------  -----------
Shares sold(1)(2).......  364,737  $  5,067,517   2,524,070  $ 30,914,234   17,685  $   229,851    44,100  $   499,807
Reinvested dividends....   53,495       705,602      74,831       840,354      338        4,187     2,340       24,642
Shares redeemed(1)(2)... (773,296)  (10,539,218) (4,811,741)  (57,374,168) (81,321)  (1,038,469) (307,988)  (3,539,177)
                         --------  ------------  ----------  ------------  -------  -----------  --------  -----------
Net increase (decrease). (355,064) $ (4,766,099) (2,212,840) $(25,619,580) (63,298) $  (804,431) (261,548) $(3,014,728)
                         ========  ============  ==========  ============  =======  ===========  ========  ===========

                                                                   VALUE FUND
                         ---------------------------------------------------------------------------------------------
                                              CLASS C                                        CLASS Z
                         ------------------------------------------------  -------------------------------------------
                                 FOR THE                                          FOR THE
                            SIX MONTHS ENDED              FOR THE            SIX MONTHS ENDED           FOR THE
                             MARCH 31, 2013             YEAR ENDED            MARCH 31, 2013           YEAR ENDED
                               (UNAUDITED)          SEPTEMBER 30, 2012          (UNAUDITED)        SEPTEMBER 30, 2012
                         ----------------------  ------------------------  --------------------  ---------------------
                          SHARES      AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT     SHARES      AMOUNT
                         --------  ------------  ----------  ------------  -------  -----------  --------  -----------
Shares sold.............   54,220  $    681,394      21,595  $    246,087       --  $        --        --  $        --
Reinvested dividends....    2,279        28,121       6,436        67,705      144        1,988       288        3,390
Shares redeemed......... (128,327)   (1,642,481)   (365,452)   (4,173,442)  (6,539)     (94,464)   (4,890)     (62,156)
                         --------  ------------  ----------  ------------  -------  -----------  --------  -----------
Net increase (decrease).  (71,828) $   (932,966)   (337,421) $ (3,859,650)  (6,395) $   (92,476)   (4,602) $   (58,766)
                         ========  ============  ==========  ============  =======  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2013, includes automatic conversion of 29,897 shares of Class B shares in the amount of $382,592 to 27,977 shares of Class A shares in the amount of $382,592.
(2)For the year ended September 30, 2012, includes automatic conversion of 168,077 shares of Class B shares in the amount of $1,938,494 to 157,217 shares of Class A shares in the amount of $1,938,494.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


                                                                   JAPAN FUND
                             -------------------------------------------------------------------------------------
                                                 CLASS A                                     CLASS B
                             -----------------------------------------------  ------------------------------------
                                    FOR THE                                        FOR THE
                                SIX MONTHS ENDED             FOR THE          SIX MONTHS ENDED        FOR THE
                                 MARCH 31, 2013            YEAR ENDED          MARCH 31, 2013       YEAR ENDED
                                  (UNAUDITED)          SEPTEMBER 30, 2012        (UNAUDITED)    SEPTEMBER 30, 2012
                             ---------------------  ------------------------  ----------------  ------------------
                              SHARES      AMOUNT      SHARES       AMOUNT     SHARES   AMOUNT    SHARES    AMOUNT
                             --------  -----------  ----------  ------------  ------  --------  -------  ---------
Shares sold(1)(2)...........  195,388  $ 1,315,587     262,298  $  1,634,936   1,465  $  9,237    4,006  $  25,910
Reinvested dividends........   73,705      468,763     724,542     4,513,895     496     3,078    9,104     55,170
Shares redeemed(1)(2)(3)(4). (678,374)  (4,443,218) (1,806,599)  (13,332,511) (4,723)  (29,573) (23,141)  (151,723)
                             --------  -----------  ----------  ------------  ------  --------  -------  ---------
Net increase (decrease)..... (409,281) $(2,658,868)   (819,759) $ (7,183,680) (2,762) $(17,258) (10,031) $ (70,643)
                             ========  ===========  ==========  ============  ======  ========  =======  =========

                                                JAPAN FUND
                             -----------------------------------------------
                                                 CLASS C
                             -----------------------------------------------
                                    FOR THE
                                SIX MONTHS ENDED             FOR THE
                                 MARCH 31, 2013            YEAR ENDED
                                  (UNAUDITED)          SEPTEMBER 30, 2012
                             ---------------------  ------------------------
                              SHARES      AMOUNT      SHARES       AMOUNT
                             --------  -----------  ----------  ------------
Shares sold.................   30,958  $   209,390      10,819  $     74,500
Reinvested dividends........    1,039        6,443      24,675       149,530
Shares redeemed(3)(4).......  (13,119)     (83,074)    (82,544)     (542,395)
                             --------  -----------  ----------  ------------
Net increase (decrease).....   18,878  $   132,759     (47,050) $   (318,365)
                             ========  ===========  ==========  ============

--------
(1)For the six months ended March 31, 2013, includes automatic conversion of 778 shares of Class B shares in the amount of $4,918 to 754 shares of Class A shares in the amount of $4,918.
(2)For the year ended September 30, 2012, includes automatic conversion of 2,148 shares of Class B shares in the amount of $14,704 to 2,090 shares of Class A shares in the amount of $14,704.
(3)For the six months ended March 31, 2013, net of redemption fees* of $1,971, $19, and $43 for Class A, Class B, and Class C shares, respectively.
(4)For the year ended September 30, 2012, net of redemption fees* of $272, $3, and $8 for Class A, Class B, and Class C shares, respectively.
*  See Note 13

Note 8. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2013, the following Funds had borrowings:

                                 AVERAGE  WEIGHTED
               DAYS     INTEREST   DEBT   AVERAGE
FUND        OUTSTANDING CHARGES  UTILIZED INTEREST
----        ----------- -------- -------- --------
Japan Fund.     22        $134   $153,464   1.43%

   At March 31, 2013, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended March 31, 2013, none of the Funds participated in this program.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


Note 10. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                      RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                         LIABILITY        EXPENSE        PAYMENTS
                                      --------------- --------------- ---------------
FUND                                               AS OF MARCH 31, 2013
----                                  -----------------------------------------------
International Dividend Strategy Fund.     $1,732            $32            $457
Value Fund...........................      3,091             48             821

Note 11. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets. Emerging market countries may have relatively unstable government and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. These securities may be denominated in currencies other than U.S. dollars. When investing internationally, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, because the Japan Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to social, political and economic conditions of that country. At March 31, 2013, the International Dividend Strategy Fund had 16.3% of its net assets invested in equity securities domiciled in Brazil, while the Japan Fund had 96.4% of its net assets invested in equity securities domiciled Japan.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2013 -- (UNAUDITED)
        (CONTINUED)


Note 12. Other Matters

   On December 13, 2012, the International Dividend Strategy Fund paid a distribution to shareholders in the aggregate amount of $1,187,375. It has been subsequently determined that $134,616 (11.3%) is estimated to be a return of capital and, accordingly, this updated information is being provided pursuant to Rule 19a-1(e) of the 1940 Act. This updated information does not reflect the tax character of the distribution and should not be used for tax reporting purposes.

Note 13. Subsequent Event

   The Board of Trustees of the Trust approved the termination of the 2.00% redemption and exchange fees applicable to the Class A shares of the Funds, effective May 1, 2013. Accordingly, the Funds will no longer assess a redemption or exchange fee on redemptions or exchanges of shares that occur on or after May 1, 2013.

[LOGO]

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

TRUSTEES                   SHAREHOLDER SERVICING      This report is submitted
 Richard W. Grant          AGENT                      solely for the general
 Peter A. Harbeck           SunAmerica Fund           information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 William J. Shea            3200 Plaza 5              other than shareholders
                            Jersey City, NJ           of the Funds is
OFFICERS                      07311-4992              authorized only in
 John T. Genoy, President                             con-nection with a
   and Chief Executive     CUSTODIAN AND TRANSFER     currently effective
   Officer                 AGENT                      pro-spectus, setting
 Donna M. Handel,           State Street Bank and     forth details of the
   Treasurer                  Trust Company           Funds, which must precede
 Timothy P. Pettee, Vice    P.O. Box 5607             or accom-pany this report.
   President                Boston, MA 02110
 James Nichols, Vice                                  DELIVERY OF SHAREHOLDER
   President               VOTING PROXIES ON TRUST    DOCUMENTS
 Katherine Stoner, Vice    PORTFOLIO SECURITIES       The Funds have adopted a
   President and Chief     A description of the       policy that allows them
   Compliance Officer      policies and procedures    to send only one copy of
 Gregory N. Bressler,      that the Trust uses to     a Fund's prospectus,
   Chief Legal Officer     determine how to vote      proxy material, annual
   and Secretary           proxies relating to        report and semi-annual
 Gregory R. Kingston,      securities held in a       report (the "shareholder
   Vice President and      Fund's portfolio which is  documents") to
   Assistant Treasurer     available in the Trust's   shareholders with
 Kathleen Fuentes,         Statement of Additional    multiple accounts
   Assistant Secretary     Information, may be        residing at the same
 John E. McLean,           obtained without charge    "household." This
   Assistant Secretary     upon request, by calling   practice is called
 Nori L. Gabert, Vice      (800) 858-8850. This       householding and reduces
   President and           in-formation is also       Fund expenses, which
   Assistant Secretary     available from the EDGAR   benefits you and other
 Matthew Hackethal,        database on the U.S.       shareholders. Unless the
   Anti-Money Laundering   Securities and Ex-change   Funds receive
   Compliance Officer      Commission's website at    instructions to the
 Diedre L. Shepherd,       http://www.sec.gov.        con-trary, you will only
   Assistant Treasurer                                receive one copy of the
                           PROXY VOTING RECORD ON     shareholder documents.
INVESTMENT ADVISER         SUNAMERICA EQUITY FUNDS    The Funds will continue
 SunAmerica Asset          Information regarding how  to household the
   Management Corp.        SunAmerica Equity Funds    share-holder documents
 Harborside Financial      voted proxies relating to  indefinitely, until we
   Center                  securities held in         are instructed otherwise.
 3200 Plaza 5              SunAmerica Equity Funds    If you do not wish to
 Jersey City, NJ           during the most recent     participate in
   07311-4992              twelve month period ended  householding, please
                           June 30 is available,      contact Shareholder
DISTRIBUTOR                once filed with the U.S.   Services at (800)
 SunAmerica Capital        Securities and Exchange    858-8850 ext. 6010 or
   Services, Inc.          Commission, without        send a written request
 Harborside Financial      charge, upon request, by   with your name, the name
   Center                  calling (800) 858-8850 or  of your fund(s) and your
 3200 Plaza 5              on the U.S. Securities     account number(s) to
 Jersey City, NJ           and Exchange Commission's  SunAmerica Mutual Funds
   07311-4992              website at                 c/o BFDS, P.O. Box
                           http://www.sec.gov.        219186, Kansas City MO,
                                                      64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange    The accompanying report
                           Commission for its first   has not been audited by
                           and third fiscal quarters  independent accountants
                           on Form N-Q. The Trust's   and accordingly no
                           Forms N-Q are available    opinion has been
                           on the U.S. Securities     expressed thereon.
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

FUNDS DISTRIBUTED BY SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

EQSAN - 3/13

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 6, 2013

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 6, 2013